UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:	$124,774	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$692
115,300
Sole
None
115,300
ALLTEL CORP COM
020039103
$986
19,334
Sole
None
19,334
AMERICAN EXPRESS CO COM
025816109
$707
19,990
Sole
None
19,990
AMERICAN INTL GROUP COM
026874107
$695
12,014
Sole
None
12,014
AMERIPATH INC COM
03071D109
$4,077
189,650
Sole
None
189,650
AOL TIME WARNER INC COM
00184a105
$1,762
134,502
Sole
None
134,502
AT&T CORP COM
001957505
$538
20,592
Sole
None
20,592
BAKER HUGHES INC COM
057224107
$1,167
36,250
Sole
None
36,250
BANKAMERICA CORP NEW COM
060505104
$507
7,283
Sole
None
7,283
BEAZER HOMES USA INC COM
07556Q105
$1,349
22,254
Sole
None
22,254
BIG LOTS INC COM
089302103
$1,944
146,950
Sole
None
146,950
BJS WHOLESALE CLUB INC COM
05548J106
$1,163
63,525
Sole
None
63,525
BRIGHT HORIZON FAMILY COM
109195107
$2,486
88,400
Sole
None
88,400
BRINKER INTL INC COM
109641100
$3,075
95,345
Sole
None
95,345
BRITISH PETE PLC AMERN SH
055622104
$648
15,952
Sole
None
15,952
CAMDEN PPTY TR SH BEN INT
133131102
$1,871
56,698
Sole
None
56,698
CANADIAN NATL RY CO COM
136375102
$1,130
27,200
Sole
None
27,200
CARDINAL HEALTH
14149Y108
$756
12,775
Sole
None
12,775
CATERPILLAR INC DEL COM
149123101
$1,241
27,150
Sole
None
27,150
CENDANT CORP COM
151313103
$1,863
177,740
Sole
None
177,740
CENTEX CORP COM
152312104
$889
17,700
Sole
None
17,700
CENTURYTEL INC COM
156700106
$1,203
40,958
Sole
None
40,958
CHART INDS INC COM
16115Q100
$144
218,800
Sole
None
218,800
CHEVRONTEXACO CORP COM
166764100
$399
6,002
Sole
None
6,002
CISCO SYS INC COM
17275R102
$1,421
108,510
Sole
None
108,510
CITIGROUP INC COM
172967101
$546
15,528
Sole
None
15,528
COMCAST CORP CL A
20030n101
$777
32,962
Sole
None
32,962
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$200
24,880
Sole
None
24,880
DISNEY WALT CO COM
254687106
$1,847
113,250
Sole
None
113,250
DUKE REALTY INVT INC COM
NEW
264411505
$1,331
52,300
Sole
None
52,300
E M C CORP MASS COM
268648102
$135
21,995
Sole
None
21,995
EASTMAN KODAK CO COM
277461109
$1,571
44,845
Sole
None
44,845
EOG RES INC COM
26875P101
$1,914
47,940
Sole
None
47,940
EXXON CORP COM
30231G102
$772
22,093
Sole
None
22,093
FIRSTMERIT CORP COM
337915102
$2,187
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$958
34,200
Sole
None
34,200
FRANKLIN RES INC COM
354613101
$1,081
31,725
Sole
None
31,725
GATX CORP COM
361448103
$1,189
52,100
Sole
None
52,100
GENCORP INC COM
368682100
$1,269
160,174
Sole
None
160,174
GENERAL ELEC CO COM
369604103
$1,173
48,181
Sole
None
48,181
GENERAL MTRS CORP CL H
NEW
370442832
$155
14,523
Sole
None
14,523
GENERAL MTRS CORP COM
370442105
$531
14,393
Sole
None
14,393
HALLIBURTON CO COM
406216101
$1,301
69,560
Sole
None
69,560
HARTFORD FINL SVCS COM
416515104
$482
10,600
Sole
None
10,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,474
59,622
Sole
None
59,622
HEWLETT-PACKARD
428236103
$1,887
108,674
Sole
None
108,674
HILFIGER TOMMY CORP ORD
G8915Z102
$852
122,600
Sole
None
122,600
HORACE MANN EDUCTR CP
COM
440327104
$1,341
87,494
Sole
None
87,494
HUFFY CORP COM
444356109
$251
42,000
Sole
None
42,000
INTEL CORP COM
458140100
$1,822
117,047
Sole
None
117,047
INTERNATIONAL BUS MACH
COM
459200101
$306
3,954
Sole
None
3,954
INTL PAPER CO COM
460146103
$265
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,566
25,800
Sole
None
25,800
J P MORGAN CHASE & CO COM
46625H100
$689
28,692
Sole
None
28,692
JOHNSON & JOHNSON COM
478160104
$442
8,229
Sole
None
8,229
KENNAMETAL INC COM
489170100
$2,136
61,950
Sole
None
61,950
KIMBERLY CLARK CORP COM
494368103
$293
6,176
Sole
None
6,176
KRAMONT RLTY TR PFD D 9.50%
50075Q305
$252
10,000
Sole
None
10,000
LEHMAN BROS HLDGS INC COM
524908100
$2,407
45,160
Sole
None
45,160
LOEWS CORP COM
540424108
$967
21,744
Sole
None
21,744
LUBRIZOL CORP COM
549271104
$793
26,000
Sole
None
26,000
MASSEY ENERGY CORP COM
576206106
$236
24,300
Sole
None
24,300
MERCK & CO INC COM
589331107
$3,456
61,054
Sole
None
61,054
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$309
7,739
Sole
None
7,739
MOTOROLA
620076109
$1,156
133,695
Sole
None
133,695
NATIONAL CITY CORP COM
635405103
$410
15,000
Sole
None
15,000
NATIONAL SEMICONDUCTOR
COM
637640103
$1,439
95,900
Sole
None
95,900
NATIONWIDE FINL SVCS CL A
638612101
$1,303
45,475
Sole
None
45,475
NORDSON CORP COM
655663102
$1,875
75,500
Sole
None
75,500
NORDSTROM INC
655664100
$2,025
106,740
Sole
None
106,740
NORTHROP GRUMMAN CORP
COM
666807102
$1,734
17,878
Sole
None
17,878
OHIO SVGS FINL CORP COM
677502106
$1,061
237
Sole
None
237
OMNICARE INC COM
681904108
$1,168
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,567
145,055
Sole
None
145,055
OWENS & MINOR INC NEW COM
690732102
$2,294
139,704
Sole
None
139,704
PFIZER INC COM
717081103
$308
10,060
Sole
None
10,060
POLYONE CORP COM
73179p106
$175
44,750
Sole
None
44,750
POST PPTYS INC COM
737464107
$265
11,100
Sole
None
11,100
PROCTER & GAMBLE CO COM
742718109
$292
3,400
Sole
None
3,400
PROGRESSIVE CORP OHIO COM
743315103
$6,257
126,073
Sole
None
126,073
QUALITY DINING INC COM
74756P105
$166
56,700
Sole
None
56,700
READERS DIGEST ASSN INC
COMMON
755267101
$1,288
85,300
Sole
None
85,300
SBC COMMUNICATIONS INC
COM
78387G103
$1,659
61,203
Sole
None
61,203
SCHLUMBERGER LTD COM
806857108
$2,256
53,600
Sole
None
53,600
SCUDDER NEW ASIA FD COM
811183102
$463
60,050
Sole
None
60,050
SIMON PPTY GROUP NEW COM
828806109
$1,392
40,862
Sole
None
40,862
ST PAUL CO
792860108
$2,201
64,652
Sole
None
64,652
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,226
93,764
Sole
None
93,764
STERIS CORP COM
859152100
$1,504
62,002
Sole
None
62,002
TERADYNE INC COM
880770102
$835
64,200
Sole
None
64,200
TETRA TECH INC NEW COM
88162G103
$1,488
121,985
Sole
None
121,985
TJX COS INC NEW COM
872540109
$557
28,525
Sole
None
28,525
TRANSOCEAN SEDCO FOREX
INC
g90078109
$1,670
71,967
Sole
None
71,967
UBS AG ORD
H8920M855
$607
12,619
Sole
None
12,619
VERIZON COMMUNICATIONS
COM
92343V104
$1,339
34,548
Sole
None
34,548
WACHOVIA CORP 2ND NEW
COM
929903102
$2,762
75,783
Sole
None
75,783
WAL-MART STORES
931142103
$259
5,135
Sole
None
5,135
WEBSENSE INC COM
947684106
$1,159
54,250
Sole
None
54,250
WILD OATS MARKETS INC COM
96808B107
$2,740
265,459
Sole
None
265,459









$124,774